Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) ¥ in Millions	6 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares		Mar. 31, 2025 USD ($) $ / shares shares
Income Statement [Abstract]
REVENUES	$ 1,883,254		$ 346,013
COST OF REVENUES	(1,110,774)		(216,386)
GROSS PROFIT	772,480		129,627
OPERATING EXPENSES
Selling expenses	(257,887)		(100,558)
General and administrative expenses	(2,047,803)		(1,162,739)
Research and development expenses	(341,420)		(140,261)
Total operating expenses	(2,647,110)		(1,403,558)
LOSS FROM OPERATIONS	(1,874,630)		(1,273,931)
OTHER INCOME (EXPENSE)
Other income	44,152		184
Other expense	(61,425)		(6,711)
Investment loss	(518,235)		(457,242)
Change in fair value of warrant liabilities	560,596
Total other income (expense), net	25,088		(463,769)
LOSS BEFORE TAXES	(1,849,542)		(1,737,700)
Income tax expense	(19,655)
NET LOSS	(1,869,197)		(1,737,700)
Less: Net income attributable to non-controlling interests	62,679
Net loss attributable to ordinary shareholders	(1,931,876)		(1,737,700)
NET LOSS	(1,869,197)		(1,737,700)
Other comprehensive loss:
Foreign currency translation (loss) income	(24,315)		89,206
TOTAL COMPREHENSIVE LOSS	(1,893,512)		(1,648,494)
Less: Comprehensive income attributable to non-controlling interests	66,243
Total comprehensive loss attributable to ordinary shareholders	$ (1,959,755)		$ (1,648,494)
Basic loss per share | $ / shares	$ (0.20)		$ (0.19)
Diluted loss per share | $ / shares	$ (0.20)		$ (0.19)
Weighted average number of ordinary shares outstanding - basic | shares	9,441,459	[1]	9,004,167	[1]
Weighted average number of ordinary shares outstanding - diluted | shares	9,441,459	[1]	9,004,167	[1]

[1]	All per share amounts and shares outstanding for all periods have been retroactively adjusted to reflect the 1-for-80 reverse share split and 1-for-5 reverse share split for Class A ordinary share of Youxin Technology Ltd, which was effective on September 30, 2025 and July 30, 2026, respectively (Note 18).